Severance Pay Obligations, Net (Tables)	12 Months Ended
Dec. 31, 2019
Classes of employee benefits expense [abstract]
Schedule of Amounts Recognized in the Statements of Financial Position

The amounts recognized in the statements of financial position were as follows:

	Year ended December 31
	2019	2018
	U.S. dollars in thousands
Severance pay obligations	$487	$391
Fair value of plan assets	324	292

Liability in the statements of financial position	$163	$99

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used for December 31, 2019 and 2018 were as follows:
	2019	2018
Discount rate	1.82%	3.41%
Future salary increases	4.0%	4.0%